Valuation and Qualifying Accounts (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Allowance for Doubtful Accounts
Valuation and Qualifying Accounts Disclosure [Line Items]
Beginning Balance	$ 53,076		$ 47,996		$ 36,154
Provision	27,356		33,016		34,793
Write-offs, net of recoveries	(44,783)		(27,936)		(22,951)
Ending Balance	35,649		53,076		47,996
Allowance for Sales Returns
Valuation and Qualifying Accounts Disclosure [Line Items]
Beginning Balance			310		367
Provision	4,317		61		111
Write-offs, net of recoveries	(1,651)		(371)		(168)
Ending Balance	2,666				310
Allowance for Sales Discounts and Other Allowances
Valuation and Qualifying Accounts Disclosure [Line Items]
Beginning Balance	58,698	[1]	73,850	[1]	65,501	[1]
Provision	184,605	[1]	176,917	[1]	163,616	[1]
Write-offs, net of recoveries	(189,933)	[1]	(192,069)	[1]	(155,267)	[1]
Ending Balance	$ 53,370	[1]	$ 58,698	[1]	$ 73,850	[1]

[1]	Amounts are excluded from the provisions included in the consolidated statements of cash flows as the inclusion would not provide meaningful information.